Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	427,883,053.37	24,326
Yield Supplement Overcollateralization Amount 12/31/20	19,222,973.90	0
Receivables Balance 12/31/20	447,106,027.27	24,326
Principal Payments	19,478,118.38	601
Defaulted Receivables	572,764.84	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	17,942,755.58	0
Pool Balance at 01/31/21	409,112,388.47	23,695

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.45%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,804,658.03	186
Past Due 61-90 days	913,495.66	45
Past Due 91-120 days	233,338.05	18
Past Due 121+ days	0.00	0
Total	4,951,491.74	249

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	414,880.08
Aggregate Net Losses/(Gains) - January 2021	157,884.76
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.85%
Third Prior Net Losses Ratio	0.43%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.90%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	42.71

Flow of Funds	$ Amount

Collections	24,899,538.51
Investment Earnings on Cash Accounts	162.54
Servicing Fee(1)	(372,588.36)
Transfer to Collection Account	-
Available Funds	24,527,112.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	964,904.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,579,323.92
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,069,911.29
(12) Collection Account Redeposits	3,589,000.00

Total Distributions of Available Funds	24,527,112.69

Servicing Fee	372,588.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	422,691,712.39
Principal Paid	18,770,664.90
Note Balance @ 02/16/21	403,921,047.49

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-3
Note Balance @ 01/15/21	293,021,712.39
Principal Paid	18,770,664.90
Note Balance @ 02/16/21	274,251,047.49
Note Factor @ 02/16/21	79.0348840%

Class A-4
Note Balance @ 01/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	82,950,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	31,150,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	15,570,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,097,536.50
Total Principal Paid	18,770,664.90
Total Paid	19,868,201.40

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	742,321.67
Principal Paid	18,770,664.90
Total Paid to A-3 Holders	19,512,986.57

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0597357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.1241756
Total Distribution Amount	19.1839113

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1392555
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.0941352
Total A-3 Distribution Amount	56.2333907

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	723.43
Noteholders' Principal Distributable Amount	276.57

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	2,595,670.49
Investment Earnings	56.18
Investment Earnings Paid	(56.18)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,411,128.40	$3,247,295.33	$2,430,462.93
Number of Extensions	61	127	103
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.69%	0.50%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.